Interest in Joint Ventures - Summary of Financial Information of Material Joint Venture (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of joint ventures [line items]
Assets	¥ 562,499		¥ 540,320		¥ 571,983	$ 80,798
Liabilities	(241,744)		(226,034)			(34,724)
Equity	(320,755)		(314,286)		(304,347)	(46,074)	¥ (313,212)	¥ (227,682)
Revenue	290,515	$ 41,730	290,877	$ 0	274,829
Net income for the year	11,372	1,633	10,257		1,850
Total comprehensive income for the year	10,871	1,561	10,012		1,620
Interest income	1,272	183	1,712		1,647
Interest expense	(2,123)	(305)	(1,625)		(5,734)
Income tax expense	(2,795)	$ (402)	(2,824)		¥ (743)
Reconciled to the Group's interests in the joint venture:
Carrying amount in the consolidated financial statements	4,771		3,966			$ 685
Merchants Union Consumer Finance Company Limited [member]
Disclosure of joint ventures [line items]
Assets	92,697		74,748
Liabilities	(83,337)		(66,854)
Equity	(9,360)		(7,894)
Revenue	10,740		6,956
Net income for the year	1,466		1,253
Total comprehensive income for the year	1,466		1,253
Interest income	13,055		9,887
Interest expense	(3,178)		(3,079)
Income tax expense	(426)		(391)
Reconciled to the Group's interests in the joint venture:
Net assets of the joint venture	¥ 9,360		¥ 7,894
The Group's effective interest	50.00%	50.00%	50.00%	50.00%
Carrying amount in the consolidated financial statements	¥ 4,680		¥ 3,947